Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income for the year	$ 33,990	$ 66,305
Items not involving cash
Depletion and depreciation	44,774	42,522
Accretion of provisions	830	684
Income taxes	33,350	38,646
Share based payments expense, net of cash settlements	(2,051)	(36)
Share of loss of equity-accounted investee (note 11)	21	192
Impairment reversal of mineral properties, plant and equipment (note 10)		(31,119)
Loss on disposal of mineral properties, plant and equipment	167	1,652
Loss on debt modification (note 17)	653
Unrealized foreign exchange loss	453	910
Foreign exchange loss-Lindero Project	3,854
Unrealized (gain) loss on financial assets carried at fair value	(4,974)	3,386
Write-downs and other	2,605	999
Total adjustments to reconcile profit (loss)	113,672	124,141
Accounts and other receivables	3,637	(11,782)
Prepaid expenses	(496)	(899)
Inventories	1,792	(4,744)
Trade and other payables	696	542
Rehabilitation payments	(682)	(793)
Cash provided by operating activities	118,619	106,465
Income taxes paid	(35,698)	(36,190)
Interest paid	(2,297)	(1,796)
Interest received	2,831	1,723
Net cash provided by operating activities	83,455	70,202
INVESTING ACTIVITIES
Purchases of short term investments	(237,787)	(150,759)
Redemptions of short term investments	191,632	160,636
Investments in marketable securities		(781)
Investments in associates	(1,148)	(1,372)
Additions to mineral properties, plant and equipment	(36,788)	(37,405)
Expenditures on Lindero Project	(61,108)	(10,226)
Deposits and advances to contractors	(43,079)	571
Proceeds from sale of assets	13	47
Additions to long-term receivables	(16,788)
Cash used in investing activities	(205,053)	(39,289)
FINANCING ACTIVITIES
Transaction costs on debt modification (note 17)	(1,338)
Proceeds from credit facility (note 17)	30,000
Proceeds from issuance of common shares	959	76,686
Share issuance costs		(5,018)
Repayments of finance lease obligations	(907)	(2,128)
Cash provided by financing activities	28,714	69,540
Effect of exchange rate changes on cash and cash equivalents	313	137
Increase (decrease) in cash and cash equivalents during the year	(92,571)	100,590
Cash and cash equivalents, beginning of the year	183,074	82,484
Cash and cash equivalents, end of the year	$ 90,503	$ 183,074